Consolidated Balance Sheets (Interim Period Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 2,109,000	$ 9,226,000	$ 7,884,000
Investment in marketable securities - related party	732,000	592,000	539,000
Interest and other receivables, net of allowance of $3,016,000 at September 30, 2012, $5,468,000 at December 31, 2011 and $3,952,000 at December 31, 2010	22,000	14,000	2,119,000
Notes receivable, net of allowance of $20,807,000 at September 30, 2012, $17,250,000 at December 31, 2011 and $14,131,000 at December 31, 2010	0	0	0
Real estate held for sale	9,159,000	10,767,000	12,808,000
Investment in real estate loans, net of allowance for loan losses of $3,573,000 at September 30, 2012, $26,247,000 at December 31, 2011 and $33,557,000 at December 31, 2010	(27,140,000)	(31,777,000)
Due from related parties	188,000	110,000	712,000
Assets under secured borrowings			1,320,000
Investment in MVP Realty Advisors	534,000
Other assets	214,000	149,000	150,000
Assets held for sale	57,661,000		59,416,000
Total assets	97,759,000	52,635,000	111,667,000
Liabilities
Accounts payable and accrued liabilities	724,000	753,000	5,325,000
Secured borrowings			1,088,000
Note payable	74,000	25,000	1,324,000
Unearned revenue			26,000
Deferred gain on sale of HFS	30,000	102,000
Liabilities related to assets held for sale	46,650,000		45,769,000
Total liabilities	47,478,000	880,000	53,532,000
Stockholders’ equity
Treasury stock, at cost, no shares at September 30, 2012, 189,378 shares at December 31, 2011 and 1,857,850 at December 31, 2010		(190,000)	(6,907,000)
Common stock, $0.0001 par value; 100,000,000 shares authorized; 12,084,179 shares issued and 12,084,179 outstanding at September 30, 2012 and 12,720,783 shares issued and 12,531,405 outstanding at December 31, 2011, and 14,997,363 shares issued and 13,139,513 outstanding at December 31, 2010	1,000	1,000	1,000
Additional paid-in capital	270,150,000	271,005,000	278,550,000
Accumulated deficit	(221,082,000)	(219,070,000)	(218,203,000)
Common shares held by trusts related to assets held for sale			(648,000)
Accumulated other comprehensive income (loss)	149,000	9,000	(37,000)
Total stockholders’ equity before non-controlling interest – related party	49,218,000	51,755,000	52,756,000
Total equity	50,281,000	51,755,000	58,135,000
Total liabilities and equity	97,759,000	52,635,000	111,667,000
Investment in Real Estate Loans [Member]
Assets
Investment in real estate loans, net of allowance for loan losses of $3,573,000 at September 30, 2012, $26,247,000 at December 31, 2011 and $33,557,000 at December 31, 2010	27,140,000	31,777,000	26,719,000
Minority Interest [Member]
Stockholders’ equity
Noncontrolling interest – related party	$ 1,063,000		$ 5,379,000